Commitments, Guarantees, and Contingent Liabilities (Tables)	9 Months Ended
Dec. 31, 2011
Operating Leases of Lessee Disclosure

The minimum future rentals on non-cancelable operating leases are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥3,587	¥3,439
More than one year	26,302	24,048

Total	¥29,889	¥27,487

Contractual Commitments

As of March 31, 2011 and December 31, 2011, the amounts due are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥382	¥160
More than one year	60	268

Total	¥442	¥428

Schedule of Guarantor Obligations

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and December 31, 2011:

	March 31, 2011			December 31, 2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥284,851	¥1,958	2018	¥318,832	¥1,496	2026
Transferred loans	166,936	2,218	2043	154,784	3,800	2043
Housing loans	16,949	2,353	2051	15,198	2,228	2051
Other	294	4	2018	1,453	5	2018

Total	¥469,030	¥6,533	—	¥490,267	¥7,529	—

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Collateral—Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 7 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011 and December 31, 2011:

	Millions of yen
	March 31, 2011	December 31, 2011
Minimum lease payments, loans and investment in operating leases	¥97,148	¥93,669
Investment in securities	50,679	84,610
Other operating assets	8,537	8,949
Other assets	14,399	3,398

Total	¥170,763	¥190,626